Cover	Jul. 03, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 03, 2024
Entity File Number	001-38839
Entity Registrant Name	SHIFT TECHNOLOGIES, INC.
Entity Central Index Key	0001762322
Entity Tax Identification Number	82-5325852
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	290 Division Street
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94103
City Area Code	855
Local Phone Number	575-6739
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false